Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash

6.Cash and cash equivalents and restricted cash

	As of
	January 1,	As of December 31,
	2024	2024	2025
Cash at bank	793	6,277	24,641
Short-term bank deposits	—	—	5,254
Time deposits with maturities over three months	—	—	836
Restricted cash	—	3,049	3,171
	793	9,326	33,902

The effective interest rate on short-term bank deposits ranging from 0.10% to 3.90% (2024: 4.35% to 5.00%) per annum, which have maturities of 3 months or less at inception.

As at December 31, 2025, the effective interest rate on the time deposits over three months was 1.5% per annum. These deposits have an average maturity of more than 3 months. There were no such time deposits as of January 1, 2024 and December 31, 2024.

The maximum exposure to credit risk at the reporting date approximates the carrying values of cash and bank balances.

During the year ended December 31, 2025, the Group placed a restricted cash of US$3,171 (2024: US$3,049) with a bank in Hong Kong in accordance with Hong Kong VATP guidelines for a related company, WhaleFin Markets Limited.

Cash and cash equivalents and restricted cash as of January 1, 2024 and December 31, 2024 and 2025 primarily consist of the following currencies:

	As of
	January 1,	As of December 31,
	2024	2024	2025
US$	647	9,047	26,584
RMB	—	—	1,503
SGD	135	167	821
HK$	8	104	3,613
United Arab Emirates dirhams (“AED”)	—	—	879
Japanese Yen (“JPY”)	—	—	162
Others	3	8	340
	793	9,326	33,902